DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Settlements of Collateralized Indebtedness (Details) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2017	Jan. 31, 2017 shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares
Derivative [Line Items]
Number of shares (in shares) | shares		5,337,750	21,477,618		5,337,750
Collateralized indebtedness settled			$ (617,151)		$ (143,102)
Derivatives contracts settled			(654,989)	$ (143,102)	(143,102)
Proceeds from new monetization contracts			662,724	$ 179,388	179,388
Net cash proceeds			$ 7,735		$ 36,286
Comcast
Derivative [Line Items]
Stock spit, conversion ratio	2